INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Schedule of Income tax and social contribution

14.1 - Current income tax and social contribution

	12/31/2021	12/31/2020
Current assets
Advances/IRPJ and CSLL Negative Balance	1,487,777	1,292,750

Current liabilities
Current Income Tax	35	232,716
Current Social Contribution	19,589	86,719
	19,624	319,435

14.2 - Deferred income and social contribution taxes

	12/31/2021	12/31/2020

Non-current assets
Deferred IRPJ and CSLL	1,500,987	2,068,894

Non-current liabilities
Deferred IRPJ and CSLL	7,244,737	3,705,055

Schedule of deferred taxes

	12/31/2021			12/31/2020
			Net asset			Net asset
			(liability)			(liability)
	Assets	Liabilities	effect	Assets	Liabilities	effect
Deferred assets
Eletronorte	—	—	—	2,000,596	(1,718,093)	282,503
CGT Eletrosul	2,946,137	(1,445,150)	1,500,987	2,853,789	(1,213,385)	1,640,404
Chesf	—	—	—	1,848,014	(1,702,027)	145,987
Total	2,946,137	(1,445,150)	1,500,987	6,702,399	(4,633,505)	2,068,894

Deferred liabilities
Eletrobras	—	(569,816)	(569,816)	—	(650,523)	(650,523)
Chesf	1,754,433	(2,424,625)	(670,192)	—	—	—
Furnas	2,324,090	(6,459,602)	(4,135,512)	2,159,704	(5,203,825)	(3,044,121)
Eletropar	—	(9,805)	(9,805)	—	(10,411)	(10,411)
Eletronorte	1,374,181	(3,233,593)	(1,859,412)	—	—	—
Eletronuclear	549,705	(549,705)	—	827,493	(827,493)	—
Total	6,002,409	(13,247,146)	(7,244,737)	2,987,197	(6,692,252)	(3,705,055)

Total	8,948,546	(14,692,296)		9,689,596	(11,325,757)

Schedule of the subsidiary Eletronorte's realization of deferred assets derived from tax losses and negative basis of social contribution

	Eletrobras	CGT Eletrosul	Furnas	Chesf	Eletropar	Eletronorte	Total
2022	(189,939)	209,010	(597,571)	(4,005)	(3,268)	(40,124)	(625,897)
2023	(189,939)	176,711	(908,112)	(4,005)	(3,268)	(39,199)	(967,812)
2024	(189,938)	165,540	(998,503)	(13,292)	(3,269)	(98,902)	(1,138,364)
2025	—	27,157	(1,056,357)	(13,407)	—	(189,648)	(1,232,255)
After 2025	—	922,569	(574,969)	(635,483)	—	(1,491,539)	(1,779,422)
Total	(569,816)	1,500,987	(4,135,512)	(670,192)	(9,805)	(1,859,412)	(5,743,750)

Summary of deferred tax credits from tax losses and negative social contribution base not recorded

	12/31/2021	12/31/2020
Eletrobras	3,205,305	2,470,549
Eletronuclear	360,683	352,817
Amazonas GT (a)	—	103,082
Total	3,565,988	2,926,448
(a) Amazonas GT was merged into Eletronorte in July 2021
Summary of Deferred Tax Assets on Unrecognized Temporary Differences

Deferred Tax Assets on Unrecognized Temporary Differences	12/31/2021
Contingencies	9,791,418
Actuarial provision	255,238
ECL	459,523
Passive exchange variation	216,209
Others	481,880
Total	11,204,268

Schedule of reconciliation of expense with income tax and social contributions

	12/31/2021	12/31/2020

	Corporate Income Tax and Social
	Contribution
Earnings before Corporate Income Tax nad Social Contribution	10,994,356	6,952,646

Total Corporate Income Tax and Social Contribution calculated at a rate of 25% and 9%, respectively	(3,738,081)	(2,363,900)

Additions and Exclusions effects:
Unrecognized/writte-off deferred taxes (a)	(9,336,783)	(2,541,696)
Exchange Variation	(136,397)	169,228
Equity Method Investments	722,018	568,107
Provisions	5,721,293	826,380
Financial income - Contract Assets	458,330	272,654
Revenue from dividend	322,696	456,147
Tax loss offset/Negative Basis	13,525	1,698,017
Establishment of tax credits (debits)	(368,368)	11,682
Tax Breaks (b)	732,541	924,200
Grants	(17,830)	(17,889)
Hydrological risk Renegotiation	1,029,964	—
Other additions and exclusions	(683,631)	(568,263)
Total Corporate Income Tax and Social Contributions expenses	(5,280,723)	(565,333)
Effective tax rate	48.03%	8.13%

a) Write offs of deferred taxes

They are composed of temporary differences, tax loss and negative CSLL base calculated in the year, primarily related to the holding and nuclear companies whose tax benefits were not recognized. The holding Company  does not have operating activity and the nuclear Company has a history of taxes losses and the reversal of this situation dependents on the conclusion of the construction of nuclear plant Angra 3, therefore conditions for deferred tax assets recognition (including probable realization) were not met in 2021.

b)Tax incentives

MP No. 2,199/14 of August 24, 2001, as amended by Law No. 11,196/2005, enables companies located in the regions where the Northeast Development Superintendence (SUDENE) and the Amazon Development Superintendency (SUDAM) operate, which own projects in the infrastructure sector, considered by the Executive Branch as, one of the priority sectors for regional development, to reduce the amount of income tax due for investment in installation, expansion, modernization or diversification projects.

In this context, SUDENE and SUDAM, through constitutive reports, recognized the right to a 75%reduction in income tax and non-refundable additions, calculated on the profit from exploration in the generation and transmission of electricity. The amount of benefit from this for the Company calculated up to December 31, 2021 was R$ 678,853 (R$ 669,204, on December 31, 2020).

Schedule of Income tax and social contribution reported in other comprehensive income

	12/31/2021	12/31/2020	12/31/2019
Adjust actuarial gains and losses	(359,964)	161,210	964,837
Remeasurement of the fair value of financial instruments through OCI	79,621	(20,417)	(201,704)
Total income tax and social contribution recognized in other comprehensive income	(280,343)	140,793	763,133

CGT Eletrosul
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Schedule of deferred taxes

	12/31/2021	12/31/2020

Deferred tax assets
Operating Provisions	1,015,144	2,642,799
Tax Credits without Tax Loss and Negative Basis	2,052,298	2,182,759
Provisions for Contingencies	2,370,870	2,176,195
Allowance for expected credit losses	1,075,818	1,238,181
Differences between accounting (IFRS) and tax basis records (1)	348,481	657,891
Provision for investments losses	234,400	161,127
Impairment	1,535,144	157,121
Other	316,391	473,523
Total assets	8,948,546	9,689,596

Deferred tax liabilities
Contract Asset	10,104,705	8,822,661
Renegotiation of Hydrological Risk	1,344,845	—
NPV adjustment on Asset Decommissioning	416,620	789,109
Differences between accounting (IFRS) and tax basis records (1)	844,659	156,764
FVTOCI Financial Instruments	569,816	650,523
Adjustment IFRS 15 (2)	296,528	157,236
Accelerated depreciation	273,826	247,127
Other	841,297	502,337
Total Liabilities	14,692,296	11,325,757

Deferred tax liabilities	5,743,750	1,636,161

(1)For 2021 it relates mainly to the effects of the tariff review in the subsidiary Chesf.

(2)	Temporary differences between tax and accounting basis related to revenue recognition (the tax basis consider the billable amounts regardless the accounting recognition criteria).